Share Capital - Summarizes Activity Related to RSUs (Details)	3 Months Ended	12 Months Ended
	Jul. 31, 2026 shares $ / shares	Apr. 30, 2026 shares $ / shares
Disclosure of classes of share capital [line items]
Number of options, Outstanding, Beginning balance | shares	1,277,717	1,927,925
Number of options, Forfeited | shares		(78,750)
Number of options, Outstanding | shares	1,262,452	1,277,717
Number of options, Unvested | shares	(281,278)
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 3.8	$ 5.69
Weighted average exercise price, Forfeited | $ / shares		0.85
Weighted average exercise price outstanding, Ending balance | $ / shares	4.03	$ 3.8
Weighted average exercise price, Unvested | $ / shares	$ 1.26
Restricted Stock Units
Disclosure of classes of share capital [line items]
Number of options, Outstanding, Beginning balance | shares	1,285,028	46,000
Number of options, Granted | shares	700,000	1,287,335
Number of options, Issued | shares	(11,500)	(23,779)
Number of options, Forfeited | shares		(24,528)
Number of options, Outstanding | shares	1,973,528	1,285,028
Number of options, Unvested | shares	(1,969,694)
Number of Share Options Vested and Outstanding | shares	3,834
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 2.35	$ 0
Weighted average exercise price, Granted | $ / shares	2.28	2.36
Weighted average exercise price, Issued | $ / shares	0.56	0.7
Weighted average exercise price, Forfeited | $ / shares		0.15
Weighted average exercise price outstanding, Ending balance | $ / shares	2.49	$ 2.35
Weighted average exercise price, Unvested | $ / shares	2.49
Weighted average exercise price, Vested and outstanding | $ / shares	$ 2.8